Employee future benefits - Actuarial Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit pension plan liability
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	5.00%	2.76%
Discount rate, net expense	2.76%	2.40%
Net other post-retirement benefit plan liability
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	4.89%	2.25%
Discount rate, net expense	4.89%	2.25%